Schedule of Investments(a)
September 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–46.37%
Advertising–0.13%
Lamar Media Corp., 3.75%, 02/15/2028(b)	$44,000	$43,863
Airlines–1.04%
American Airlines Pass-Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	11,841	8,389
Series 2017-2, Class B, 3.70%, 10/15/2025	22,338	14,290
Series 2016-1, Class AA, 3.58%, 01/15/2028	25,900	24,955
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	17,615	14,704
Delta Air Lines Pass-Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	10,000	9,676
Series 2020-1, Class AA, 2.00%, 06/10/2028	56,000	54,333
Delta Air Lines, Inc., 7.38%, 01/15/2026	7,000	7,348
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	55,000	56,491
4.75%, 10/20/2028(b)	93,000	96,625
United Airlines Pass-Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	26,765	24,963
Series 2018-1, Class AA, 3.50%, 03/01/2030	39,054	37,164
		348,938
Apparel Retail–0.43%
Ross Stores, Inc.,
4.60%, 04/15/2025	58,000	66,856
4.70%, 04/15/2027	46,000	54,330
5.45%, 04/15/2050	17,000	22,257
		143,443
Asset Management & Custody Banks–0.68%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	45,000	49,294
Apollo Management Holdings L.P., 2.65%, 06/05/2030(b)	46,000	46,139
Bank of New York Mellon Corp. (The), Series G, 4.70%(c)(d)	53,000	56,366
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	59,000	73,845
		225,644
Auto Parts & Equipment–0.06%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	18,000	18,979
Automobile Manufacturers–0.96%
Ford Motor Credit Co. LLC, 3.09%, 01/09/2023	200,000	196,396
	Principal Amount	Value
Automobile Manufacturers–(continued)
Hyundai Capital America,
5.75%, 04/06/2023(b)	$58,000	$64,368
4.30%, 02/01/2024(b)	20,000	21,694
5.88%, 04/07/2025(b)	32,000	37,303
		319,761
Biotechnology–0.68%
AbbVie, Inc.,
2.30%, 11/21/2022(b)	110,000	113,875
2.60%, 11/21/2024(b)	106,000	112,520
		226,395
Brewers–0.27%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.75%, 01/23/2029	42,000	51,125
4.50%, 06/01/2050	33,000	39,764
		90,889
Broadcasting–0.20%
Discovery Communications LLC,
5.20%, 09/20/2047	13,000	15,609
4.00%, 09/15/2055(b)	35,000	35,394
Fox Corp., 3.50%, 04/08/2030	13,000	14,674
		65,677
Building Products–0.63%
Carrier Global Corp.,
2.24%, 02/15/2025(b)	76,000	79,299
2.72%, 02/15/2030(b)	75,000	78,506
Standard Industries, Inc., 3.38%, 01/15/2031(b)	52,000	51,422
		209,227
Cable & Satellite–0.84%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031(b)	19,000	19,721
Comcast Corp.,
3.95%, 10/15/2025	18,000	20,665
4.60%, 10/15/2038	28,000	35,740
3.25%, 11/01/2039	13,000	14,407
3.45%, 02/01/2050	50,000	56,992
2.80%, 01/15/2051	45,000	45,366
4.95%, 10/15/2058	29,000	41,722
Cox Communications, Inc.,
1.80%, 10/01/2030(b)	18,000	17,776
2.95%, 10/01/2050(b)	30,000	28,853
		281,242
Construction Machinery & Heavy Trucks–0.17%
Cummins, Inc., 2.60%, 09/01/2050	58,000	56,922
Consumer Finance–0.13%
Credit Acceptance Corp.,
5.13%, 12/31/2024(b)	18,000	17,918
6.63%, 03/15/2026	23,000	23,848
		41,766

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Copper–0.46%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	$57,000	$59,681
4.13%, 03/01/2028	36,000	36,517
4.38%, 08/01/2028	31,000	32,111
Southern Copper Corp. (Peru), 5.88%, 04/23/2045	18,000	24,403
		152,712
Data Processing & Outsourced Services–0.22%
PayPal Holdings, Inc.,
2.65%, 10/01/2026	39,000	42,580
2.85%, 10/01/2029	27,000	29,743
		72,323
Distillers & Vintners–0.14%
Constellation Brands, Inc.,
0.98%, (3 mo. USD LIBOR + 0.70%), 11/15/2021(e)	22,000	22,001
3.75%, 05/01/2050	21,000	23,548
		45,549
Diversified Banks–4.93%
Bank of America Corp.,
2.59%, 04/29/2031(c)	44,000	46,582
1.90%, 07/23/2031(c)	105,000	104,864
Series Z, 6.50%(c)(d)	78,000	86,728
BBVA Bancomer S.A. (Mexico), 6.75%, 09/30/2022(b)	150,000	161,888
Citigroup, Inc.,
2.88%, 07/24/2023(c)	19,000	19,725
3.11%, 04/08/2026(c)	49,000	52,795
4.41%, 03/31/2031(c)	40,000	48,069
2.57%, 06/03/2031(c)	82,000	86,374
Series T, 6.25%(c)(d)	30,000	33,346
Series U, 5.00%(c)(d)	95,000	94,716
Corp. Andina de Fomento (Supranational), 4.38%, 06/15/2022	50,000	52,901
HSBC Holdings PLC (United Kingdom),
4.00%, 03/30/2022	42,000	44,118
6.00%(c)(d)	200,000	205,167
JPMorgan Chase & Co.,
1.15%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(e)	65,000	65,570
2.08%, 04/22/2026(c)	63,000	65,900
3.63%, 12/01/2027	33,000	36,962
2.52%, 04/22/2031(c)	54,000	57,624
2.96%, 05/13/2031(c)	45,000	48,222
3.11%, 04/22/2041(c)	42,000	45,946
Series W, 1.28% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	65,000	50,703
Series I, 3.74% (3 mo. USD LIBOR + 3.47%)(d)(e)	32,000	30,704
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.14%, 09/23/2030	107,000	105,560
U.S. Bancorp, 1.38%, 07/22/2030	45,000	44,774
Wells Fargo & Co.,
2.19%, 04/30/2026(c)	23,000	23,923
3.07%, 04/30/2041(c)	32,000	33,349
		1,646,510
	Principal Amount	Value
Diversified Capital Markets–0.87%
Credit Suisse Group AG (Switzerland), 4.19%, 04/01/2031(b)(c)	$250,000	$289,124
Diversified Chemicals–0.01%
Chemours Co. (The), 6.63%, 05/15/2023	2,000	2,029
Diversified Metals & Mining–0.70%
Anglo American Capital PLC (South Africa), 5.38%, 04/01/2025(b)	203,000	233,538
Diversified REITs–1.50%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	40,000	42,982
CyrusOne L.P./CyrusOne Finance Corp., 2.15%, 11/01/2030	45,000	44,082
Trust Fibra Uno (Mexico),
5.25%, 01/30/2026(b)	200,000	212,850
4.87%, 01/15/2030(b)	200,000	201,662
		501,576
Drug Retail–0.43%
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	123,689	142,853
Education Services–0.10%
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/2050	30,000	32,763
Electric Utilities–0.39%
Duke Energy Progress LLC, 2.50%, 08/15/2050	82,000	79,539
Eversource Energy, Series Q, 0.80%, 08/15/2025	8,000	7,971
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	14,000	15,155
Southern Co. (The), Series B, 5.50%, 03/15/2057(c)	27,000	27,534
		130,199
Electronic Components–0.98%
Corning, Inc., 5.45%, 11/15/2079	256,000	326,876
Electronic Manufacturing Services–0.18%
Jabil, Inc., 3.00%, 01/15/2031	59,000	60,350
Financial Exchanges & Data–0.65%
Intercontinental Exchange, Inc., 3.00%, 09/15/2060	51,000	51,852
Moody’s Corp.,
5.25%, 07/15/2044	33,000	45,281
3.25%, 05/20/2050	17,000	18,243
2.55%, 08/18/2060	17,000	15,807
MSCI, Inc., 3.88%, 02/15/2031(b)	36,000	37,564
S&P Global, Inc.,
1.25%, 08/15/2030	34,000	33,518
2.30%, 08/15/2060	18,000	16,201
		218,466
Food Retail–0.02%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	8,000	8,142
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Forest Products–0.08%
Suzano Austria GmbH (Brazil), 3.75%, 01/15/2031	$25,000	$25,093
Gas Utilities–0.12%
East Ohio Gas Co. (The),
1.30%, 06/15/2025(b)	14,000	14,283
3.00%, 06/15/2050(b)	26,000	27,140
		41,423
Health Care Facilities–0.06%
Universal Health Services, Inc., 2.65%, 10/15/2030(b)	21,000	20,958
Health Care REITs–0.47%
Diversified Healthcare Trust, 6.75%, 12/15/2021	40,000	40,876
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	39,000	38,267
Healthpeak Properties, Inc., 2.88%, 01/15/2031	27,000	28,657
Physicians Realty L.P., 4.30%, 03/15/2027	18,000	18,898
Welltower, Inc., 3.10%, 01/15/2030	29,000	30,790
		157,488
Health Care Services–0.96%
Cigna Corp.,
3.40%, 09/17/2021	36,000	37,058
1.17%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(e)	43,000	43,468
CVS Health Corp.,
1.30%, 08/21/2027	52,000	51,290
2.70%, 08/21/2040	23,000	22,100
DaVita, Inc., 3.75%, 02/15/2031(b)	61,000	58,929
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040	25,000	23,867
2.61%, 08/01/2060	37,000	35,939
Texas Health Resources, 2.33%, 11/15/2050	53,000	49,491
		322,142
Home Improvement Retail–0.05%
Lowe’s Cos., Inc., 4.50%, 04/15/2030	13,000	16,091
Homebuilding–0.42%
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	109,000	114,382
6.00%, 01/15/2043	22,000	26,661
		141,043
Industrial REITs–0.08%
Lexington Realty Trust, 2.70%, 09/15/2030	21,000	21,439
Prologis L.P., 2.13%, 04/15/2027	6,000	6,394
		27,833
Insurance Brokers–0.05%
Brown & Brown, Inc., 2.38%, 03/15/2031	15,000	15,168
Integrated Oil & Gas–0.87%
Chevron USA, Inc., 2.34%, 08/12/2050	16,000	15,003
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	47,000	47,206
	Principal Amount	Value
Integrated Oil & Gas–(continued)
Petroleos Mexicanos (Mexico), 6.63%, 06/15/2035	$23,000	$19,136
Saudi Arabian Oil Co. (Saudi Arabia), 2.88%, 04/16/2024(b)	200,000	210,064
		291,409
Integrated Telecommunication Services–1.03%
AT&T, Inc.,
3.10%, 02/01/2043	65,000	63,766
3.50%, 09/15/2053(b)	95,000	93,000
3.55%, 09/15/2055(b)	120,000	115,356
3.50%, 02/01/2061	42,000	40,047
Verizon Communications, Inc., 4.81%, 03/15/2039	25,000	32,814
		344,983
Interactive Home Entertainment–0.33%
Activision Blizzard, Inc., 2.50%, 09/15/2050	64,000	58,903
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	52,000	50,687
		109,590
Interactive Media & Services–1.02%
Alphabet, Inc.,
1.90%, 08/15/2040	15,000	14,440
2.25%, 08/15/2060	59,000	55,965
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	33,000	35,675
Tencent Holdings Ltd. (China), 2.39%, 06/03/2030(b)	200,000	203,576
Twitter, Inc., 3.88%, 12/15/2027(b)	31,000	32,422
		342,078
Internet & Direct Marketing Retail–0.13%
Expedia Group, Inc., 4.63%, 08/01/2027(b)	42,000	44,197
Investment Banking & Brokerage–1.37%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(b)	32,000	34,542
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	41,000	45,303
3.27%, 09/29/2025(c)	45,000	48,756
Series P, 5.00%(c)(d)	40,000	38,560
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	44,000	49,640
Morgan Stanley,
2.19%, 04/28/2026(c)	39,000	40,887
2.70%, 01/22/2031(c)	122,000	130,516
3.62%, 04/01/2031(c)	40,000	45,784
Raymond James Financial, Inc., 4.65%, 04/01/2030	20,000	24,353
		458,341
Life & Health Insurance–2.11%
AIG Global Funding, 2.70%, 12/15/2021(b)	39,000	40,060
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	37,000	40,344
Athene Global Funding, 2.50%, 01/14/2025(b)	42,000	43,328
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Life & Health Insurance–(continued)
Athene Holding Ltd.,
4.13%, 01/12/2028	$23,000	$24,933
6.15%, 04/03/2030	45,000	53,468
Belrose Funding Trust, 2.33%, 08/15/2030(b)	39,000	38,599
Brighthouse Financial, Inc., 4.70%, 06/22/2047	27,000	25,877
Global Atlantic Fin Co., 4.40%, 10/15/2029(b)	116,000	120,960
MetLife, Inc.,
Series C, 3.83% (3 mo. USD LIBOR + 3.58%)(d)(e)	15,000	14,728
Series G, 3.85%(c)(d)	47,000	46,941
Nationwide Financial Services, Inc.,
5.38%, 03/25/2021(b)	165,000	168,663
3.90%, 11/30/2049(b)	35,000	35,927
Pacific LifeCorp, 3.35%, 09/15/2050(b)	50,000	50,250
		704,078
Managed Health Care–0.60%
Children’s Hospital, Series 2020, 2.93%, 07/15/2050	27,000	26,340
Community Health Network, Inc., Series 20-A, 3.10%, 05/01/2050	56,000	53,676
Hackensack Meridian Health, Inc.,
Series 2020, Series 2020,2.68%, 09/01/2041	24,000	23,934
2.88%, 09/01/2050	24,000	23,580
MultiCare Health System, 2.80%, 08/15/2050	36,000	35,493
UnitedHealth Group, Inc., 3.75%, 07/15/2025	33,000	37,699
		200,722
Movies & Entertainment–0.07%
Netflix, Inc., 5.38%, 11/15/2029(b)	21,000	24,778
Multi-line Insurance–0.86%
American Financial Group, Inc., 3.50%, 08/15/2026	18,000	19,507
American International Group, Inc., 3.40%, 06/30/2030	64,000	70,772
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	33,000	36,189
4.63%, 04/29/2030(b)	49,000	53,225
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	100,000	106,753
		286,446
Multi-Utilities–0.31%
CenterPoint Energy, Inc., Series A, 6.13%(c)(d)	40,000	40,678
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	35,000	39,521
DTE Energy Co., Series H, 0.55%, 11/01/2022	25,000	25,004
		105,203
Office REITs–0.59%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	40,000	45,565
3.38%, 08/15/2031	23,000	25,957
	Principal Amount	Value
Office REITs–(continued)
Boston Properties L.P., 3.25%, 01/30/2031	$31,000	$33,474
Highwoods Realty L.P., 2.60%, 02/01/2031	13,000	12,915
Office Properties Income Trust, 4.50%, 02/01/2025	78,000	78,992
		196,903
Oil & Gas Exploration & Production–0.45%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	71,000	72,514
Concho Resources, Inc., 2.40%, 02/15/2031	15,000	14,379
Pioneer Natural Resources Co., 1.90%, 08/15/2030	69,000	64,939
		151,832
Oil & Gas Storage & Transportation–1.13%
Kinder Morgan, Inc.,
2.00%, 02/15/2031	8,000	7,708
3.25%, 08/01/2050	38,000	34,539
MPLX L.P.,
1.34%, (3 mo. USD LIBOR + 1.10%), 09/09/2022(e)	48,000	48,003
1.75%, 03/01/2026	47,000	46,978
2.65%, 08/15/2030	50,000	49,140
ONEOK, Inc.,
5.85%, 01/15/2026	19,000	21,872
6.35%, 01/15/2031	75,000	87,414
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	24,000	23,318
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.25%, 05/01/2023	55,000	55,017
Western Midstream Operating L.P., 2.12% (3 mo. USD LIBOR + 1.85%), 01/13/2023(e)	4,000	3,721
		377,710
Other Diversified Financial Services–0.76%
Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(b)	68,000	67,042
2.80%, 09/30/2050(b)	32,000	31,452
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	47,000	60,919
Equitable Holdings, Inc., Series B, 4.95%(c)(d)	30,000	30,675
Football Trust V, 5.35%, 10/05/2020(b)	33,353	33,363
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	31,000	31,661
		255,112
Packaged Foods & Meats–0.69%
BRF S.A. (Brazil), 5.75%, 09/21/2050(b)	209,000	208,010
Hershey Co. (The), 3.13%, 11/15/2049	20,000	22,103
		230,113
Paper Packaging–0.14%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	43,000	45,284
Paper Products–0.09%
Georgia-Pacific LLC, 1.75%, 09/30/2025(b)	30,000	31,293
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Pharmaceuticals–0.45%
AstraZeneca PLC (United Kingdom),
0.70%, 04/08/2026	$18,000	$17,683
1.38%, 08/06/2030	38,000	37,082
Merck & Co., Inc., 0.75%, 02/24/2026	36,000	36,138
Royalty Pharma PLC,
1.20%, 09/02/2025(b)	19,000	18,962
1.75%, 09/02/2027(b)	18,000	18,014
2.20%, 09/02/2030(b)	22,000	21,920
		149,799
Property & Casualty Insurance–0.55%
Allstate Corp. (The), 4.20%, 12/15/2046	18,000	22,506
Arch Capital Group Ltd., 3.64%, 06/30/2050	30,000	32,355
Fidelity National Financial, Inc.,
3.40%, 06/15/2030	37,000	39,846
2.45%, 03/15/2031	52,000	51,648
W.R. Berkley Corp., 4.00%, 05/12/2050	30,000	35,799
		182,154
Real Estate Development–0.10%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	35,000	34,364
Regional Banks–1.51%
Citizens Financial Group, Inc., 3.25%, 04/30/2030	26,000	28,751
Fifth Third Bancorp,
4.30%, 01/16/2024	50,000	55,212
2.55%, 05/05/2027	33,000	35,590
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	33,000	35,601
KeyCorp, 2.25%, 04/06/2027	64,000	67,795
Synovus Financial Corp., 3.13%, 11/01/2022	31,000	31,886
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	250,423
		505,258
Reinsurance–0.09%
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	28,000	30,949
Renewable Electricity–0.12%
Northern States Power Co., 2.60%, 06/01/2051	41,000	41,732
Residential REITs–0.58%
Camden Property Trust, 2.80%, 05/15/2030	20,000	21,791
Essex Portfolio L.P.,
1.65%, 01/15/2031	24,000	23,422
2.65%, 09/01/2050	43,000	40,534
Mid-America Apartments L.P., 1.70%, 02/15/2031	19,000	18,755
Spirit Realty L.P.,
4.00%, 07/15/2029	23,000	23,927
3.40%, 01/15/2030	64,000	63,641
		192,070
	Principal Amount	Value
Retail REITs–1.78%
Kimco Realty Corp.,
1.90%, 03/01/2028	$59,000	$58,361
2.70%, 10/01/2030	33,000	33,579
Realty Income Corp., 3.25%, 01/15/2031	43,000	47,473
Regency Centers L.P., 4.13%, 03/15/2028	23,000	25,747
Retail Properties of America, Inc., 4.75%, 09/15/2030	34,000	34,108
Scentre Group Trust 2 (Australia),
4.75%, 09/24/2080(b)(c)	200,000	198,672
5.13%, 09/24/2080(b)(c)	200,000	196,728
		594,668
Semiconductor Equipment–0.08%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.40%, 05/01/2030(b)	25,000	27,425
Semiconductors–0.96%
Analog Devices, Inc., 2.95%, 04/01/2025	18,000	19,594
Broadcom, Inc.,
4.70%, 04/15/2025	105,000	119,411
5.00%, 04/15/2030	60,000	70,931
Micron Technology, Inc.,
4.98%, 02/06/2026	23,000	26,681
4.19%, 02/15/2027	73,000	83,011
		319,628
Soft Drinks–0.50%
Fomento Economico Mexicano, S.A.B. de C.V. (Mexico), 3.50%, 01/16/2050	150,000	159,414
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	8,000	8,953
		168,367
Sovereign Debt–1.02%
Argentine Republic Government International Bond (Argentina),
1.00%, 07/09/2029	48	22
1.13%, 07/09/2046(f)	970	375
Dominican Republic International Bond (Dominican Republic),
4.88%, 09/23/2032(b)	150,000	149,550
5.88%, 01/30/2060(b)	150,000	142,500
Hungary Government International Bond (Hungary), 5.38%, 03/25/2024	28,000	32,141
Mexico Government International Bond (Mexico), 4.00%, 10/02/2023	14,000	15,227
		339,815
Specialized Finance–0.88%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan), 3.64%, 04/13/2025(b)	256,000	282,210
Park Aerospace Holdings Ltd. (Ireland), 5.25%, 08/15/2022(b)	11,000	11,049
		293,259
Specialized REITs–0.71%
Agree L.P., 2.90%, 10/01/2030	15,000	15,525
Crown Castle International Corp., 4.15%, 07/01/2050	18,000	20,601
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Specialized REITs–(continued)
Iron Mountain, Inc.,
4.88%, 09/15/2029(b)	$12,000	$12,222
5.25%, 07/15/2030(b)	37,000	38,642
4.50%, 02/15/2031(b)	35,000	35,258
Life Storage L.P., 2.20%, 10/15/2030	17,000	17,007
Simon Property Group L.P.,
3.50%, 09/01/2025	15,000	16,450
2.65%, 07/15/2030	45,000	45,327
3.80%, 07/15/2050	35,000	35,563
		236,595
Systems Software–0.33%
Microsoft Corp., 2.53%, 06/01/2050	22,000	23,094
Oracle Corp., 3.60%, 04/01/2050	78,000	87,458
		110,552
Technology Hardware, Storage & Peripherals–0.56%
Apple, Inc., 4.25%, 02/09/2047	18,000	23,971
Dell International LLC/EMC Corp.,
5.85%, 07/15/2025(b)	13,000	15,194
6.02%, 06/15/2026(b)	57,000	67,023
4.90%, 10/01/2026(b)	18,000	20,369
8.35%, 07/15/2046(b)	46,000	61,129
		187,686
Tobacco–0.63%
Altria Group, Inc., 4.40%, 02/14/2026	16,000	18,442
BAT Capital Corp. (United Kingdom),
2.26%, 03/25/2028	42,000	42,173
2.73%, 03/25/2031	27,000	26,802
3.98%, 09/25/2050	49,000	48,076
BAT International Finance PLC (United Kingdom), 1.67%, 03/25/2026	46,000	46,205
Philip Morris International, Inc., 1.50%, 05/01/2025	28,000	28,923
		210,621
Trading Companies & Distributors–1.10%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 09/15/2023 DAC	150,000	154,681
Air Lease Corp.,
3.88%, 04/01/2021	85,000	85,836
3.38%, 06/01/2021	60,000	60,724
3.00%, 09/15/2023	64,000	65,000
		366,241
Trucking–0.39%
Aviation Capital Group LLC,
0.94%, (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(e)	22,000	21,419
4.13%, 08/01/2025(b)	29,000	27,807
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.00%, 07/15/2025(b)	23,000	25,918
Ryder System, Inc.,
4.63%, 06/01/2025	33,000	37,937
3.35%, 09/01/2025	16,000	17,557
		130,638
	Principal Amount	Value
Wireless Telecommunication Services–1.39%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	$200,000	$216,875
5.15%, 03/20/2028(b)	209,000	246,751
		463,626
Total U.S. Dollar Denominated Bonds & Notes (Cost $14,719,268)		15,488,514

Asset-Backed Securities–15.31%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 3.17%, 02/25/2035(g)	7,863	7,983
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.47%, 12/25/2059(b)(g)	43,860	44,349
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(g)	110,292	111,183
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(g)	22,140	22,681
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(g)	62,087	63,699
Angel Oak Mortgage Trust LLC,
Series 2017-3, Class A1, 2.71%, 11/25/2047(b)(g)	4,701	4,718
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(g)	81,847	82,076
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(g)	70,000	77,713
Benchmark Mortgage Trust,
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	101,662
Series 2019-B14, Class C, 3.90%, 12/15/2062(g)	83,700	85,047
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	77,116
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 0.94% (1 mo. USD LIBOR + 0.79%), 07/15/2032(b)(e)	91,354	91,438
Series 2017-BIOC, Class C, 1.20% (1 mo. USD LIBOR + 1.05%), 07/15/2032(b)(e)	91,354	90,948
Series 2017-BIOC, Class D, 1.75% (1 mo. USD LIBOR + 1.60%), 07/15/2032(b)(e)	91,354	91,363
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(g)	87,732	90,433
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(g)	43,164	43,121
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(g)	49,258	49,824
Citigroup Mortgage Loan Trust, Inc., Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(g)	64,054	65,320
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(g)	79,794	80,846
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(g)	100,000	100,754
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(g)	86,874	87,704
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Commercial Mortgage Trust,
Series 2015-CR25, Class B, 4.69%, 08/10/2048(g)	$72,000	$76,572
Series 2016-GCT, Class B, 3.09%, 08/10/2029(b)	100,000	100,530
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.70%, 04/25/2065(b)(f)	92,867	93,351
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	139,000	150,443
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 3.46%, 06/25/2034(g)	12,450	12,661
CSWF, Series 2018-TOP, Class B, 1.45% (1 mo. USD LIBOR + 1.30%), 08/15/2035(b)(e)	80,000	77,310
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	49,500	54,112
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	49,500	52,785
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(g)	71,180	72,362
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	108,183	115,386
DT Auto Owner Trust,
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	40,000	40,717
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	56,000	57,401
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(g)	79,496	81,280
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(g)	59,258	60,612
GCAT Trust,
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(f)	73,954	75,585
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(g)	80,247	82,246
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.69%, 04/19/2036(g)	47,959	41,808
Golub Capital Partners CLO 41(B) Ltd., Series 2019-41A, Class A, 1.64% (3 mo. USD LIBOR + 1.37%), 04/20/2029(b)(e)	146,000	146,264
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	56,224
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	55,000	59,170
Hertz Vehicle Financing II L.P., Series 2019-2A, Class A, 3.42%, 05/25/2025(b)	39,068	39,227
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/2031(b)	100,000	96,702
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1, 3.45%, 01/25/2059(b)(g)	53,591	54,665
Principal Amount		Value

Invitation Homes Trust, Series 2017-SFR2, Class C, 1.60% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(e)	$100,000	$100,529
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 4.01%, 11/25/2035(g)	11,243	11,050
Morgan Stanley Capital I Trust,
Series 2017-CLS, Class A, 0.85% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(e)	99,000	98,810
Series 2017-CLS, Class B, 1.00% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(e)	49,000	48,834
Series 2017-CLS, Class C, 1.15% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(e)	33,000	32,884
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	94,808
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	67,956
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	79,532	81,357
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	70,116	72,221
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(g)	78,580	80,216
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(g)	88,373	89,625
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	114,000	121,970
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	100,000	101,374
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	49,708	52,850
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(g)	82,252	83,847
Starwood Waypoint Homes Trust, Series 2017-1, Class D, 2.10% (1 mo. USD LIBOR + 1.95%), 01/17/2035(b)(e)	100,000	99,846
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 2.74%, 09/25/2034(g)	8,503	8,584
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 3.42%, 11/25/2033(g)	57,314	56,611
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 3.58%, 04/25/2045(g)	30,882	29,759
TICP CLO XV Ltd., Series 2020-15A, Class A, 2.92% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	250,000	249,365
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(g)	41,607	42,823
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	91,324
Verus Securitization Trust, Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(f)	84,350	86,238
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	58,350	61,494
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 04/15/2045	$80,000	$82,737
Total Asset-Backed Securities (Cost $4,991,801)		5,114,503
U.S. Treasury Securities–12.89%
U.S. Treasury Bills–0.15%
0.11%, 02/04/2021(h)(i)	50,000	49,983
U.S. Treasury Bonds–2.03%
1.13%, 08/15/2040	205,400	201,597
1.25%, 05/15/2050	501,100	474,988
		676,585
U.S. Treasury Notes–10.71%
0.13%, 09/30/2022	16,100	16,099
0.13%, 09/15/2023	329,400	329,104
0.25%, 09/30/2025	1,634,300	1,632,193
0.38%, 09/30/2027	1,082,000	1,074,815
0.63%, 08/15/2030	528,900	525,884
		3,578,095
Total U.S. Treasury Securities (Cost $4,315,911)		4,304,663
U.S. Government Sponsored Agency Mortgage-Backed Securities–9.70%
Collateralized Mortgage Obligations–0.73%
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K062, Class A1, 3.03%, 09/25/2026	24,071	25,888
Series K083, Class AM, 4.03%, 10/25/2028(g)	23,000	28,125
Series K085, Class AM, 4.06%, 10/25/2028(g)	23,000	27,783
Series K089, Class AM, 3.63%, 01/25/2029(g)	39,000	46,642
Series K088, Class AM, 3.76%, 01/25/2029(g)	92,000	110,432
Freddie Mac Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.50%, 05/25/2047	4,133	4,158
		243,028
Federal Home Loan Mortgage Corp. (FHLMC)–0.87%
6.50%, 08/01/2032	594	681
4.00%, 11/01/2048 to 07/01/2049	271,405	290,556
		291,237
Federal National Mortgage Association (FNMA)–5.30%
7.50%, 04/01/2029	509	510
3.50%, 12/01/2030 to 05/01/2047	783,665	836,690
6.50%, 09/01/2031	597	686
7.00%, 09/01/2032	4,380	4,759
4.50%, 12/01/2048	29,480	31,880
TBA 3.00%, 10/01/2035 to 10/01/2050(j)	854,000	895,382
		1,769,907
	Principal Amount		Value
Government National Mortgage Association (GNMA)–1.46%
7.50%, 06/15/2023		$498	$506
8.50%, 11/15/2024		619	622
7.00%, 07/15/2031 to 08/15/2031		649	754
6.50%, 11/15/2031 to 03/15/2032		1,829	2,045
6.00%, 11/15/2032		900	1,052
4.00%, 07/20/2049		116,032	123,264
TBA, 3.00%, 10/01/2050(j)		345,000	361,253
			489,496
Uniform Mortgage-Backed Securities–1.34%
TBA, 2.00%, 10/01/2035(j)		431,000	447,870
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,184,542)			3,241,538
Non-U.S. Dollar Denominated Bonds & Notes–0.73%(k)
Integrated Telecommunication Services–0.34%
AT&T, Inc., Series B, 2.88%(c)(d)	EUR	100,000	113,540
Movies & Entertainment–0.39%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	100,000	129,702
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $220,315)			243,242
	Shares
Preferred Stocks–0.45%
Diversified Banks–0.04%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		11	14,763
Investment Banking & Brokerage–0.41%
Morgan Stanley, 6.88%, Series F, Pfd.		5,000	135,750
Total Preferred Stocks (Cost $138,975)			150,513
	Principal Amount
Agency Credit Risk Transfer Notes–0.29%
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 2.50% (1 mo. USD LIBOR + 2.35%), 01/25/2031(e)		$20,626	20,320
Series 2019-R03, Class 1M2, 2.30% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(e)		31,641	31,636
Series 2019-R06, Class 2M2, 2.25% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(e)		46,766	46,590
Total Agency Credit Risk Transfer Notes (Cost $99,367)			98,546

Municipal Obligations–0.16%
Maryland (State of) Health & Higher Educational Facilities Authority (University of MD Medical System),
Series 2020 D, Ref. RB, 3.05%, 07/01/2040		20,000	20,455
Series 2020 D, Ref. RB, 3.20%, 07/01/2050		30,000	31,411
Total Municipal Obligations (Cost $50,000)			51,866
	Shares
Money Market Funds–18.44%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(l)(m)		2,113,840	2,113,840
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(l)(m)	1,629,268	$1,630,083
Invesco Treasury Portfolio, Institutional Class, 0.02%(l)(m)	2,415,817	2,415,817
Total Money Market Funds (Cost $6,159,286)		6,159,740
TOTAL INVESTMENTS IN SECURITIES–104.34% (Cost $33,879,465)		34,853,125
OTHER ASSETS LESS LIABILITIES—(4.34)%		(1,449,846)
NET ASSETS–100.00%		$33,403,279
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $10,466,379, which represented 31.33% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate, which will convert to a variable rate at a specified later date.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2020.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2020.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,129,193	$8,204,224	$(7,219,577)	$-	$-	$2,113,840	$5,622
Invesco Liquid Assets Portfolio, Institutional Class	817,642	5,968,568	(5,156,841)	382	332	1,630,083	6,130
Invesco Treasury Portfolio, Institutional Class	1,290,506	9,376,256	(8,250,945)	-	-	2,415,817	6,096
Total	$3,237,341	$23,549,048	$(20,627,363)	$382	$332	$6,159,740	$17,848

(m)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	46	December-2020	$10,164,203	$5,870	$5,870
U.S. Treasury 5 Year Notes	11	December-2020	1,386,344	829	829
U.S. Treasury 10 Year Notes	2	December-2020	279,063	(4)	(4)
U.S. Treasury Long Bonds	4	December-2020	705,125	(134)	(134)
U.S. Treasury Ultra Bonds	3	December-2020	665,437	578	578
Subtotal—Long Futures Contracts				7,139	7,139
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	15	December-2020	(2,398,828)	(7,532)	(7,532)
Total Futures Contracts				$(393)	$(393)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
11/20/2020	Goldman Sachs International	EUR	295,145	USD	348,731	$2,338

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$15,488,514	$—	$15,488,514
Asset-Backed Securities	—	5,114,503	—	5,114,503
U.S. Treasury Securities	—	4,304,663	—	4,304,663
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	3,241,538	—	3,241,538
Non-U.S. Dollar Denominated Bonds & Notes	—	243,242	—	243,242
Preferred Stocks	150,513	—	—	150,513
Agency Credit Risk Transfer Notes	—	98,546	—	98,546
Municipal Obligations	—	51,866	—	51,866
Money Market Funds	6,159,740	—	—	6,159,740
Total Investments in Securities	6,310,253	28,542,872	—	34,853,125
Other Investments - Assets*
Futures Contracts	7,277	—	—	7,277
Forward Foreign Currency Contracts	—	2,338	—	2,338
	7,277	2,338	—	9,615
Other Investments - Liabilities*
Futures Contracts	(7,670)	—	—	(7,670)
Total Other Investments	(393)	2,338	—	1,945
Total Investments	$6,309,860	$28,545,210	$—	$34,855,070

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Core Plus Bond Fund